                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999


Check here if Amendment [   ]; Amendment Number: ________
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:       LAKE FOREST CAPITAL MANAGEMENT COMPANY
Address:    225 E. Deerpath
            Suite 260
            Lake Forest, IL 60045


 Form 13F File Number: 28-03749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert L. Meyers
Title:    Managing Director
Phone:    847-295-4075

Signature, Place, and Date of Signing:

Robert L. Meyers         Lake Forest, Illinois                 November 18, 1999
_____________________  _____________________________________   _________________
[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s) .)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]
 NONE
          Form 13F File Number       Name

          28-_____________           _________________________________________
          [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        129

Form 13F Information Table Value Total:      $155,595
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
NONE
          No.        Form 13F File Number       Name

          _____      28-_____________           ______________________________

          [Repeat as necessary.]

                                    FORM 13F
                       LAKE FOREST CAPITAL MANAGEMENT CO.
                               September 30, 1999




                                                                VALUE       SHARES/  SH/
NAME OF ISSUER                      TITLE OF CLASS   CUSIP      (X$1000)    PRN AMT  PRN
------------------------------      --------------   ---------  --------    -------- ---
BT Investment International Eq      MFS              055922868    1900      78498     SH
Fidelity Dividend Growth Fund       MFS              316389402    3344     123777     SH
Strong Schafer Value Fund           MFS              862918109    1146      24848     SH
T. Rowe Price Mid-cap Growth F      MFS              779556109    1016      28897     SH
Vanguard European Stock Index       MFS              922042205     780      31082     SH
Vanguard S&P 500 Index Fund         MFS              922908108    5617      47379     SH
Vanguard U.S. Growth                MFS              921910105    2456      64382     SH
AFLAC Inc.                          COM              001055102    1254      29950     SH
AT & T Corp                         COM              001957109    1476      33925     SH
AXA Financial Inc                   COM              002451102    1003      17970     SH
Abbott Labs                         COM              002824100    1363      37149     SH
                                                                     7        200     SH
America Online Inc                  COM              02364J104    1413      13580     SH
American Home Prods Corp            COM              026609107     690      16625     SH
American International Group I      COM              026874107    1778      20452     SH
                                                                     8         93     SH
BP Amoco Plc                        COM              055622104    1136      10248     SH
BankAmerica Corp                    COM              06605F102     657      11792     SH
                                                                     6        100     SH
Bristol-Myers Squibb                COM              110122108     626       9267     SH
CVS Corp.                           COM              126650100     887      21725     SH
                                                                     4        100     SH
Caterpillar Inc                     COM              149123101    2532      46195     SH
                                                                    11        200     SH
CenturyTel Inc.                     COM              156686107    2712      66765     SH
                                                                     9        225     SH
Cisco Systems Inc                   COM              17275R102    7056     102907     SH
Citigroup Inc.                      COM              172967101    2816      63998     SH
                                                                     8        187     SH
Coca-Cola                           COM              191216100    1250      25901     SH
Compaq Computer                     COM              204493100     420      18350     SH
Conoco Inc. Cl A                    COM              208251306     930      33510     SH
                                                                     8        300     SH
Conoco Inc. Cl B                    COM              208251405     348      12726     SH
Dial Corp                           COM              25247D101     633      24825     SH
                                                                     8        300     SH
Disney Company                      COM              254687106     339      13050     SH
DuPont (E I) de Nemours             COM              263534109    1395      23055     SH
                                                                     6        100     SH
Elan Corporation (ADR)              COM              284131208    2642      78715     SH
                                                                    13        400     SH
Enron Corp                          COM              293561106    2073      50490     SH
                                                                    16        400     SH
Exxon Corp                          COM              302290101    1354      17819     SH
Fed Ex                              COM              31304N107    1078      27725     SH
                                                                    12        300     SH
Federal Home Loan Mtg Corp          COM              313400301     949      18250     SH
                                                                    16        300     SH
Federal Mogul                       COM              313549107     348      12625     SH
Firstar Corp                        COM              33763V109     251       9780     SH
Ford Motor                          COM              345370100     319       6350     SH




                                                              Voting Authority
                                                          -----------------------------
                                  Put/ Invstmt Other
Name of Issuer                    Call Dscretn Managers    Sole     Shared      None
------------------------------    ---- ------- --------  ---------- --------    ------
BT Investment International Eq          Other                                    78498
Fidelity Dividend Growth Fund           Other                                   123777
Strong Schafer Value Fund               Other                                    24848
T. Rowe Price Mid-cap Growth F          Other                                    28897
Vanguard European Stock Index           Other                                    31082
Vanguard S&P 500 Index Fund             Other                                    47379
Vanguard U.S. Growth                    Other                                    64382
AFLAC Inc.                              Sole                          4750       28675
AT & T Corp                             Sole                          4617       32738
AXA Financial Inc                       Sole                          3125       17070
Abbott Labs                             Sole                          7025       35174
                                        Other                                      200
America Online Inc                      Sole                          1850       13080
American Home Prods Corp                Sole                                     16625
American International Group I          Sole                          4285       19241
                                        Other                                       93
BP Amoco Plc                            Sole                                     10248
BankAmerica Corp                        Sole                           400       11792
                                        Other                                      100
Bristol-Myers Squibb                    Sole                                      9267
CVS Corp.                               Sole                          3900       20700
                                        Other                                      100
Caterpillar Inc                         Sole                          9000       43795
                                        Other                                      200
CenturyTel Inc.                         Sole                         11737       63465
                                        Other                                      225
Cisco Systems Inc                       Sole                         13582       98985
Citigroup Inc.                          Sole                         11021       60475
                                        Other                                      187
Coca-Cola                               Sole                          4266       24726
Compaq Computer                         Sole                          3250       18050
Conoco Inc. Cl A                        Sole                          9585       30885
                                        Other                                      300
Conoco Inc. Cl B                        Sole                          1811       12211
Dial Corp                               Sole                          6300       23275
                                        Other                                      300
Disney Company                          Sole                                     13050
DuPont (E I) de Nemours                 Sole                          4966       21563
                                        Other                                      100
Elan Corporation (ADR)                  Sole                          8045       77170
                                        Other                                      400
Enron Corp                              Sole                          8250       48240
                                        Other                                      400
Exxon Corp                              Sole                           100       17819
Fed Ex                                  Sole                          4450       26400
                                        Other                                      300
Federal Home Loan Mtg Corp              Sole                          3900       17200
                                        Other                                      300
Federal Mogul                           Sole                          3975       11350
Firstar Corp                            Sole                                      9780
Ford Motor                              Sole                                      6350

                                    FORM 13F
                       LAKE FOREST CAPITAL MANAGEMENT CO.
                               September 30, 1999




                                                                VALUE       SHARES/  SH/
NAME OF ISSUER                      TITLE OF CLASS   CUSIP      (X$1000)    PRN AMT  PRN
------------------------------      --------------   ---------  --------    -------- ---
GTE Corp                            COM              362320103     384         5000   SH
General Electric Co                 COM              369604103    6890        58112   SH
                                                                    18          150   SH
Halliburton Co                      COM              406216101    1554        37897   SH
                                                                     8          200   SH
Hewlett-Packard                     COM              428236103    1393        15350   SH
                                                                    14          150   SH
Home Depot Inc                      COM              437076102    3761        54810   SH
                                                                    17          250   SH
Household Intl Corp                 COM              441815107    2496        62217   SH
Intel Corp                          COM              458140100    5854        78773   SH
                                                                    22          300   SH
International Business Machine      COM              459200101    5961        49268   SH
                                                                    36          300   SH
Johnson & Johnson                   COM              478160104    1362        14824   SH
                                                                     9          100   SH
Kohl's Corp                         COM              500255104    1834        27740   SH
                                                                     7          100   SH
Lucent Technologies                 COM              549463107    3378        52077   SH
                                                                    13          200   SH
MBNA Corp                           COM              55262L100     883        38704   SH
                                                                     3          150   SH
MCI WorldCom Inc                    COM              55268B106    2727        37945   SH
                                                                     7          100   SH
Masco Corporation                   COM              574599106    1397        45050   SH
                                                                     6          200   SH
McDonald's Corp                     COM              580135101     510        11800   SH
Mellon Financial Corp               COM              585509102    1305        38825   SH
Merck & Co                          COM              589331107    2349        36248   SH
Microsoft Corporation               COM              594918104    5385        59464   SH
Mobil Corp                          COM              607059102    2835        28139   SH
                                                                    10          100   SH
Nestle (ADR)                        COM              641069406    1889        20105   SH
                                                                     5           50   SH
Nokia Corp (ADR)                    COM              654902204    4316        48025   SH
                                                                    18          200   SH
Northern Trust Corp                 COM              665859104    1313        15730   SH
PepsiCo Inc                         COM              713448108    1997        65475   SH
                                                                     9          300   SH
Pfizer Inc                          COM              717081103    1537        42830   SH
                                                                    11          300   SH
Proctor & Gamble                    COM              742718109    1659        17701   SH
                                                                    12          125   SH
Royal Dutch Petrol (ADR)            COM              780257804    1487        25172   SH
Royal Philips Electronics NV (      COM              718337504    2007        19874   SH
                                                                     9           92   SH
SBC Communications Inc              COM              78387G103    2694        52768   SH
                                                                    10          200   SH
Schlumberger Ltd                    COM              806857108     327         5250   SH
St. Jude                            COM              790849103     595        18875   SH
                                                                     3          100   SH
Starbucks Corp                      COM              855244109    1719        69368   SH
Sun Microsystems Inc                COM              866810104    1577        16955   SH





                                                               VOTING AUTHORITY
                                                         -----------------------------
                                  PUT/ INVSTMT OTHER
NAME OF ISSUER                    CALL DSCRETN MANAGERS    SOLE     SHARED      NONE
------------------------------    ---- ------- --------  ---------- --------    ------
GTE Corp                                Sole                                      5000
General Electric Co                     Sole                          7736       55812
                                        Other                                      150
Halliburton Co                          Sole                          7550       35597
                                        Other                                      200
Hewlett-Packard                         Sole                          1925       14800
                                        Other                                      150
Home Depot Inc                          Sole                         11650       51560
                                        Other                                      250
Household Intl Corp                     Sole                         13225       58717
Intel Corp                              Sole                          6890       76723
                                        Other                                      300
International Business Machine          Sole                          6255       47643
                                        Other                                      300
Johnson & Johnson                       Sole                          4411       13599
                                        Other                                      100
Kohl's Corp                             Sole                          3740       26765
                                        Other                                      100
Lucent Technologies                     Sole                          8274       49752
                                        Other                                      200
MBNA Corp                               Sole                           125       38704
                                        Other                                      150
MCI WorldCom Inc                        Sole                          6200       36245
                                        Other                                      100
Masco Corporation                       Sole                          9675       42175
                                        Other                                      200
McDonald's Corp                         Sole                           150       11800
Mellon Financial Corp                   Sole                          7325       36500
Merck & Co                              Sole                          6008       34598
Microsoft Corporation                   Sole                          9685       56664
Mobil Corp                              Sole                          4689       26814
                                        Other                                      100
Nestle (ADR)                            Sole                          4295       19255
                                        Other                                       50
Nokia Corp (ADR)                        Sole                          6550       46725
                                        Other                                      200
Northern Trust Corp                     Sole                          3175       14830
PepsiCo Inc                             Sole                         10350       62325
                                        Other                                      300
Pfizer Inc                              Sole                         10160       39780
                                        Other                                      300
Proctor & Gamble                        Sole                          2675       16976
                                        Other                                      125
Royal Dutch Petrol (ADR)                Sole                          2795       24647
Royal Philips Electronics NV (          Sole                          4244       18992
                                        Other                                       92
SBC Communications Inc                  Sole                          7400       50543
                                        Other                                      200
Schlumberger Ltd                        Sole                           300        5250
St. Jude                                Sole                          6375       17075
                                        Other                                      100
Starbucks Corp                          Sole                         10073       66743
Sun Microsystems Inc                    Sole                          3415       16030

                                   FORM 13F
                       LAKE FOREST CAPITAL MANAGEMENT CO.
                               SEPTEMBER 30, 1999



                                                                Value       Shares/  Sh/
Name of Issuer                      Title of class   CUSIP      (x$1000)    Prn Amt  Prn
------------------------------      --------------   ---------  --------    -------- ---
TRW Inc                             COM              872649108     211         4250   SH
Telefonica de Espana SA (ADR)       COM              879382208    2179        45388   SH
                                                                     7          156   SH
Tellabs Inc                         COM              879664100    2932        51500   SH
Texaco Inc                          COM              881694103     933        14773   SH
Veritas Software Co                 COM              923436109     319         4200   SH
Volkswagen (ADR)                    COM              928662303     348        31300   SH
                                                                     8          700   SH
Walgreen Co                         COM              931422109    1050        41363   SH
Warner-Lambert                      COM              934488107     354         5340   SH
Washington Post Co Class B          COM              939640108     204          400   SH
Watson Pharmaceuticals              COM              942683103     948        31016   SH
                                                                     3          100   SH
Williams Co Inc                     COM              969457100    1795        47700   SH
                                                                     8          200   SH
Amalgamated Investments Co Cla      COM              022991103     240         2000   SH
American Legacy Growth Fund II                                    1763       375495   SH
Guardian Insurance & Annuity C                                    1365        11358   SH
Guardian Insurance & Annuity C                                    1102        24545   SH
Guardian Insurance & Annuity C                                     831        18518   SH
Lincoln Med Cap Equity Fund                                        313        25543   SH
NL - Dreyfus Stock Index                                           364        12796   SH
NL - Fidelity VIP Equity                                           253         6364   SH
NL - Fidelity VIP Growth                                           311         4370   SH
Phoenix Strategic Edge Growth                                     4009       285772   SH
REPORT SUMMARY                      129 DATA RECORDS            155595                 0



                                                              Voting Authority
                                                        -----------------------------
                                 Put/ Invstmt Other
Name of Issuer                   Call Dscretn Managers    Sole     Shared      None
------------------------------   ---- ------- --------  ---------- --------    ------
TRW Inc                                Sole                                      4250
Telefonica de Espana SA (ADR)          Sole                          5193       44433
                                       Other                                      156
Tellabs Inc                            Sole                          6800       49500
Texaco Inc                             Sole                           450       14773
Veritas Software Co                    Sole                                      4200
Volkswagen (ADR)                       Sole                           600       31300
                                       Other                                      700
Walgreen Co                            Sole                         10170       38513
Warner-Lambert                         Sole                                      5340
Washington Post Co Class B             Sole                                       400
Watson Pharmaceuticals                 Sole                          7450       29016
                                       Other                                      100
Williams Co Inc                        Sole                          7825       45775
                                       Other                                      200
Amalgamated Investments Co Cla         Other                                     2000
American Legacy Growth Fund II         Other                                   375495
Guardian Insurance & Annuity C         Other                                    11358
Guardian Insurance & Annuity C         Other                                    24545
Guardian Insurance & Annuity C         Other                                    18518
Lincoln Med Cap Equity Fund            Other                                    25543
NL - Dreyfus Stock Index               Other                                    12796
NL - Fidelity VIP Equity               Other                                     6364
NL - Fidelity VIP Growth               Other                                     4370
Phoenix Strategic Edge Growth          Other                                   285772
REPORT SUMMARY                  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file 13ftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.